Material Accounting Policy Information - Schedule of Impact on the Balance Sheet (Details) - Orbital Slot Intangible Assets [Member] $ in Millions	Sep. 30, 2025 CAD ($)
Schedule of Impact on the Balance Sheet [Line Items]
Intangible assets	$ (25.7)
Accumulated earnings	$ 25.7